Share-based Payment - Additional Information (Detail) - Employee stock options [member]	3 Months Ended
	Jan. 31, 2020 CAD ($) $ / shares	Jan. 31, 2019 CAD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options, granted	1,594,016
Exercise price of options granted | $ / shares	$ 74.34
Weighted average grant date fair value of options granted	$ 3.81
Increase to equity	$ 3,000,000	$ 4,000,000
Vesting period of 3 Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options vesting percentage	50.00%
Vesting period of 4 Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options vesting percentage	50.00%